Customer Concentration (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Risks and Uncertainties [Abstract]
Schedule of Revenue and Accounts Receivable by Major Customers
The following table shows customers with revenues of 10% or greater of total revenues from external customers and customers with accounts receivable, net balances of 10% or greater of total accounts receivable, net from external customers:

	Percentage of Total Revenues from External Customers		Percentage of Accounts Receivable, Net from External Customers
	Nine Months Ended September 30,		September 30,	December 31,
	2020	2019	2020	2019
Customer A	23%	30%	17%	22%
Customer B	16%	20%	21%	13%
Customer C	19%	21%	12%	22%
Customer D	19%	23%	34%	13%
Customer E	*	*	—	13%
Customer F	10%	*	11%	14%

*	Less than 10%

The following table shows customers with revenues of 10% or greater of total revenues from external customers and customers with accounts receivable balances of 10% or greater of total accounts receivable from external customers:

	Percentage of Total Revenues from External Customers			Percentage of Accounts Receivable from External Customers
	Year Ended December 31,			December 31,
	2019	2018	2017	2019	2018
Customer A	29%	30%	43%	22%	35%
Customer B	19%	23%	30%	13%	23%
Customer C	21%	24%	25%	22%	30%
Customer D	21%	20%	—%	13%	*
Customer E	*	—%	—%	13%	—%
Customer F	*	—%	—%	14%	—%

*	Less than 10%

Schedule of Revenue from External Customers by Country
The following table shows revenues from external customers attributable to the country in which the revenues were derived (in millions). We attribute revenues from external customers to the country in which the party to the applicable agreement has its principal place of business. Substantially all of our long-lived assets are located in the United States.

	Revenues from External Customers
	Year Ended December 31,
	2019	2018	2017
United States	$2,039	$1,580	$1,161
India	1,113	981	—
South Korea	1,071	1,168	666
Ireland	988	1,098	787
Other countries	—	—	21

Total	$5,211	$4,827	$2,635